Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

The following is a list of related parties which the Company has transactions with:

No.	Name of Related Parties	Relationship
1	Guohua Huang	the Controlled Shareholder of the Company
2	Xiamen Yipin Hengrun IP Partners	Controlled by a key management of the Company

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

	As of June 30,
	2025	2024	2023
Guohua Huang	$2,034,989	$1,386,022	$278,056
Xiamen Yipin Hengrun IP Partners	5,654	-	-
Total	$2,040,643	$1,386,022	$278,056

The purpose of obtaining loans from Controlled Shareholder Mr. Guohua Huang and Xiamen Yipin Hengrun IP Partners are to maintain the daily operation of the Company, these loans are non-interest bearing and non-fixed term.

Related party transactions

During the years ended June 30, 2025, 2024 and 2023, other than the loan from/to the related parties, no other transaction occurred.